The Alger Funds
360 Park Avenue South
New York, New York 10010
December 18, 2020
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:	The Alger Funds (File Nos.: 811-1355, 33-4959) Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 131 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
The Amendment contains the prospectus and statement of additional information for the Alger Mid Cap Focus Fund (the “Fund”), a series of the Trust and is being filed pursuant to Rule 485(a) under the Securities Act to add Class Y Shares to the Fund.
Should members of the Staff have any questions or comments regarding the Amendment, they should call me at (212) 806-8838 or e-mail tpayne@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia Pillinger, Esq.